Note 15 - Restatement (Details) (USD $)	12 Months Ended							3 Months Ended
	Dec. 31, 2005	Dec. 31, 2011 Reclassification of Subscription Receivable [Member]	Dec. 31, 2011 Elimination of Gain from Litigation [Member]	Dec. 31, 2011 Decrease of Prepaid Consulting Expense [Member]	Dec. 31, 2011 Increase in Payable for Indemnification [Member]	Dec. 31, 2011 Increase of Indemnification Expense [Member]	Dec. 31, 2011 Decrease in Payable to SON Medical [Member]	Mar. 31, 2012 Increase In Option Expense Due To Changes In Valuation Technique [Member]	Mar. 31, 2012 Increase In Payable For Estimated Penalties Related Payroll Tax Liabilities [Member]	Mar. 31, 2012 Decrease In Patent Amortization Expense [Member]	Mar. 31, 2012 Increase In Interest Expense [Member]
Note 15 - Restatement (Details) [Line Items]
Prior Period Reclassification Adjustment	$ 357,746	$ 25,000	$ 311,000	$ 32,633	$ 616,379	$ 67,072	$ 54,832	$ 73,136	$ 20,252	$ 4,416	$ 96,873